Goodwill and intangibles assets Goodwill and intangibles assets	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Goodwill and intangible assets

7	Goodwill and intangible assets

	At
	30 Jun	31 Dec
	2022	2021
	£m	£m
Present value of in-force long-term insurance business	985	811
Other intangible assets[1]	73	83
Intangible assets	1,058	894
1    Included within the group's other intangible assets is internally generated software with a net carrying value of £68m (2021: £77m). During the year, capitalisation of internally generated software was £22m (2021: £46m), amortisation and impairment of other intangible assets totalled £(20)m for the group (2021: £(60)m).